Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	692,321
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 2.47
Nonvested ordinary shares underlying, Vested | shares	(692,321)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 2.47
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	231,667
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 1.59
Nonvested ordinary shares underlying, Vested | shares	(231,667)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 1.59
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares